Accruals and other payables	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accruals and other payables
8	Accruals and other payables

	As of December, 31
	2024	2025	2025
	S$	S$	US$

Accruals for staff related costs	457,286	500,632	389,324
Other payables	61,430	109,740	85,341

Total	518,716	610,372	474,665